Share-Based Payments - Schedule of Stock Incentive Plan (Details) - 2021 Stock Incentive Plan [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Employee Stock Incentive Plans [Line Items]
Total share-based compensation expense for restricted stock units	$ 1,506	$ 2,588	$ 8,202	$ 17,002	$ 18,774	$ 43,653
Share-based compensation expense for restricted stock units for continuing operations [Member]
Schedule of Employee Stock Incentive Plans [Line Items]
Total share-based compensation expense for restricted stock units	1,506	1,995	7,164	14,854	17,158	39,797
Share-based compensation expense for restricted stock units for discontinued operations [Member]
Schedule of Employee Stock Incentive Plans [Line Items]
Total share-based compensation expense for restricted stock units		$ 593	$ 1,038	$ 2,148	$ 1,616	$ 3,856